Disposal of Nicaraguan Group - Schedule of Gain on Sale (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 30, 2019	Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale of Nicaraguan Group			$ 40,129	$ 0
Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Common shares of Calibre, issued upon closing				0
Discontinued operations | Nicaraguan Group
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration, received upon closing		$ 40,000
Common shares of Calibre, issued upon closing		39,997	39,997
Cash consideration, one year from closing discounted at 9.75%		9,112
Convertible debenture		10,000	$ (9,939)	$ 0
Working capital settlement, receivable portion discounted at 9.75%	$ 13,000	17,867
Transaction costs		(1,303)
Total proceeds from sale, net of transaction costs		(115,673)
Total assets sold		165,751
Total liabilities sold		(90,207)
Net assets sold		75,544
Gain on sale of Nicaraguan Group		$ 40,129